Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Debt And Capital Lease Obligations

(amounts in millions)	December 31, 2014	December 31, 2013
Borrowings under lines of credit	$—	$—
First lien secured credit facility, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at December 31, 2014	743.7	751.3
USD Incremental Loans, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at December 31, 2014	294.9	—
New Tranche B Term Loans, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at December 31, 2014	129.0	—
Euro Tranche Term Loans, due 2020, interest at the greater of 4.25% or LIBOR plus 3.25%, weighted average interest rate of 4.25% at December 31, 2014	246.2	—
Other	2.1	1.0
Total debt	1,415.9	752.3
Less: current portion debt	(15.1)	(8.0)
Total long-term debt	$1,400.8	$744.3

Minimum Future Principle Payments On Short Term Debt Long Term Debt And Capital Leases

Year End
2015	$15.1
2016	15.0
2017	14.7
2018	14.6
2019	14.5
Thereafter	1,342.0
Total	$1,415.9